Financial instruments - Fair values and risk management - Credit risk (Details) - EUR (€) € in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 3,386.2	€ 4,549.5	€ 3,791.4
Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18.6	67.5	59.5
Past due | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1.0	3.3	0.8
Past due and impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0.0	0.0	0.1
Past due but not impaired | Trade receivables
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 0.0	€ 3.3	€ 0.6